Derivative Financial Instruments - Schedule of Derivative Instruments Non-Qualifying Hedges (Details) - Non-qualifying Hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) of non-qualifying hedges	$ 25	$ 33	$ 0
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) of non-qualifying hedges	32	12	0
Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) of non-qualifying hedges	(8)	20	0
Other contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) of non-qualifying hedges	$ 1	$ 1	$ 0